Stock Option Plan - Summary of Black- Scholes Option Pricing Model (Detail) - yr	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of stock option plan [Line Items]
Risk-free interest rate	2.84%	3.61%
Expected life (years)	5.5	5.5
Expected stock price volatility	30.73%	30.68%
Expected dividend yield	0.259%	0.193%